Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2022	Jun. 30, 2022
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.04	$ 0.04
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	9,569,700	2,758,920
Ordinary shares, shares outstanding	9,569,700	2,758,920